DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details 1)		1 Months Ended	6 Months Ended
	Sep. 16, 2014 bbl / d	May. 31, 2014 LACT	Jun. 30, 2015 refinery	Dec. 31, 2013 LACT
PBF Holding [Member]
Property, Plant and Equipment [Line Items]
Number of refineries | refinery			3
Toledo Truck Unloading Terminal [Member]
Property, Plant and Equipment [Line Items]
Number of lease automatic custody transfer units				1
Number of lease automatic custody transfer units added		2
Delaware City West Heavy Crude Unloading Rack [Member]
Property, Plant and Equipment [Line Items]
Unloading capacity | bbl / d	40,000